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Rebecca Malanga

Senior Director & Counsel

rebecca.malanga@equitable.com

Telephone No. (908) 763-2888

November 5, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Equitable Financial Life Insurance Company
Form N-4 Registration Statement
Momentum
Separate Account A
File Nos. 33-47949 and 811-01705
CIK #0000089024

Commissioners:

Equitable Financial Life Insurance Company (“Equitable Financial”) today has transmitted via EDGAR for filing, pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), Post-Effective Amendment No. 44 and Amendment No. 389 (“Amendment”) to Equitable Financial’s Form N-4 Registration Statement File Nos. 33-47949 and 811-01705 under the 1933 Act and the Investment Company Act of 1940, respectively, with respect to Separate Account A (“Separate Account”) of Equitable Financial.

On September 24, 2020, we filed Post-Effective Amendment Nos. 44 and 388 on Form N-4 to include a prospectus supplement relating to certain administrative fee increases for Equitable Financial’s MomentumSM group deferred annuity contracts. Specifically, we are increasing the maximum Plan loan charge from $25 to $50 per loan, and the checkwriting fee from $25 to $50. On October 8, 2020, we received oral comments on this filing from Ms. Elisabeth Bentzinger of the Securities and Exchange Commission staff. We have addressed Staff comments with our Correspondence filing on October 30, 2020.

REQUEST FOR ACCELERATION

Pursuant to Rule 461 under the Securities Act of 1933, the Registrant and the Principal Underwriter hereby request that the Registration Statement on Form N-4, Reg. No. 33-47949, as amended by Post-Effective Amendment No. 44, be declared effective as of November 10, 2020, or as soon thereafter as practicable. The Registrant and the Principal Underwriter are aware of their obligations under the Securities Act of 1933.

Please contact the undersigned if there are any questions in connection with this matter.

Very truly yours,

/s/ Rebecca Malanga

Rebecca Malanga

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104